Balance Sheets (Parenthetical) - $ / shares	Aug. 31, 2022	Nov. 30, 2021
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common Class A [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000
Common stock shares issued	473,750	0
Common stock, shares outstanding	473,750	0
[custom:TemporaryEquityAggregateAmountOfSharesRedemption-0]	8,625,000	0
Common stock excluding redemption, shares	8,625,000	8,625,000
Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	5,000,000	5,000,000
Common stock shares issued	2,156,250	2,156,250
Common stock, shares outstanding	2,156,250	2,156,250
Common stock shares subject to forfeiture		281,250